Finance Revenue and Costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Finance Revenue and Costs
FINANCE REVENUE AND COSTS
Finance revenue relates to interest earned on the Company’s bank account balances and term deposits.
Finance costs recognized in earnings were as follows:

(000s)	2017	2016
Interest on convertible debenture	$1,089	$4,418
Interest on long-term debt	3,994	—
Interest on note payable	532	140
Interest on reserves-based lending facility	289	—
Interest on borrowing base facility	—	786
Amortization of deferred financing costs	329	724
Finance costs	$6,233	$6,068